Trade receivables - Net (Tables)	12 Months Ended
Dec. 31, 2019
Trade and other receivables [abstract]
Schedule of Age of Receivables Past Due

Age of net receivables that are past due were as follows:

	At December 31,
	2 0 1 9	2 0 1 8

30 - 60 days	$279,048	$221,996
61 - 90 days	121,790	57,119
91 + days	535,955	188,262
Total	$936,793	$467,377

Schedule of Allowance for Doubtful Accounts

During the years ended December 31, 2019 and 2018, the movement in the allowance for doubtful accounts was as follows:

	2 0 1 9	2 0 1 8

Balance at beginning of year	$231,778	$199,855
Provisions	4,529	7,486
Recoveries	(63)
Translations effects	854	24,437
Balance at end of year	$237,098	$231,778